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American Family Mutual Insurance Company
6000 American Parkway
Madison, Wisconsin  53783-0001
Phone 608-249-2111

Rosalie Beck Detmer
Assistant General Counsel

May 6, 2004
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      American Family Life Insurance Company
         American Family Variable Account II
         Post-Effective Amendment No. 3
         (File Nos. 333-45592; 811-10121)

Commissioners:

On behalf of American Family Life Insurance Company (the "Company") and American Family Variable Account II (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and the statement of additional information for the flexible premium variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 29, 2004.

If you have any questions or comments regarding this filing, please call the undersigned at (608) 249-2111, extension 31689.

Sincerely,


/s/ Rosalie Beck Detmer


ROSALIE BECK DETMER

RBD/wb